COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMMITMENTS AND CONTINGENT LIABILITIES
Expense associated with capital and operating leases	$ 5,000,000	$ 4,200,000	$ 4,100,000
Minimum future rental payments under noncancellable leases
2012	4,328,000
2013	3,348,000
2014	3,361,000
2015	2,581,000
2016	1,647,000
2017-2019	1,694,000
Total minimum future rental payments	$ 16,959,000